Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 116,881	$ 121,571
Cumulative share of income	1,287,371	1,152,916
Cumulative share of distributions	(1,122,849)	(1,010,513)
Equity method investments	281,403	263,974
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	283,014	265,585
Equity in earnings of unconsolidated entities	129,764	131,949	90,364
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	71,800	78,400	67,200
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	691,519	489,659
Due from affiliates	303,322	408,735
Property and other	2,295,936	2,026,104
Total assets	3,290,777	2,924,498
Equity method investments, combined liabilities and equity
Current liabilities	403,005	351,624
Deferred credits	170,887	84,834
Long-term liabilities	18,101	19,712
Long-term capital lease obligations	1,722	707
Partners' capital and shareholders' equity	2,697,062	2,467,621
Total liabilities and equity	3,290,777	2,924,498
Equity method investments, combined income statements
Revenues	6,668,615	6,218,067	5,804,466
Operating expenses	5,035,544	4,473,722	4,363,399
Operating income	1,633,071	1,744,345	1,441,067
Other income, net	1,160	4,842	4,003
Net income	$ 1,634,231	$ 1,749,187	$ 1,445,070